70 West Madison Street, Suite 3100 Chicago, Illinois 60602-4207 312.372.1121 • Fax 312.827.8000

ALAN P. GOLDBERG 312.807.4227 agoldberg@bellboyd.com DIRECT FAX: 312.827.8188

October 15, 2007

BY EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Ladies and Gentlemen:
Keeley Funds, Inc. 1933 Act Registration No. 333-124430 1940 Act Registration No. 811-21761

     On behalf of Keeley Funds, Inc. (the “Corporation”), we are transmitting for electronic filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) post-effective amendment no. 8 to the Corporation’s registration statement under the Securities Act, which is also amendment no. 9 to its registration under the 1940 Act (the “Amendment”) and each exhibit being filed with this amendment.

     Reason for Amendment. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act in order to register a new series of the Corporation designated Keeley Small Cap Value Fund, and to create an Institutional Shares class for each of Keeley Mid Cap Value Fund and Keeley All Cap Value Fund. We have advised the registrant in connection with the preparation of the Amendment, and in that connection we have reviewed the Amendment.

     Effective Date. This filing is being made pursuant to Rule 485(a)(2) under the Securities Act, with a designated effective date of December 31, 2007.

     Comments. Please direct any comments on this filing to the undersigned at (312) 807-4227 or to Anna Paglia (312) 781-7163.

Very truly yours,

By:	/s/ Alan Goldberg
Alan Goldberg

chicago • washington